FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     September 30, 2012"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska October 31, 2012"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     20

"Form 13F Information Table Value Total:     $ 270,602 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 			VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS			CUSIP	 	(X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED
ETRACS BLOOMBERG CMCI ETN	COM	902641778	 4,747 	207303 	 SOLE 	 N/A 	207303
IPATH PURE BETA BROAD COMMODITY	COM	06740P114	 3,078 	66485 	 SOLE 	 N/A 	66485
ISHARES BARCLAYS 1-3 YEAR CR	COM	464288646	 4,880 	46147 	 SOLE 	 N/A 	46147
ISHARES BARCLAYS TIPS ETF	COM	464287176	 7,988 	65610 	 SOLE 	 N/A 	65610
ISHARES MSCI CANADA		COM	464286509	 558 	19590 	 SOLE 	 N/A 	19590
ISHARES MSCI EAFE INDEX FUND	COM	464287465	 9,868 	186190 	 SOLE 	 N/A 	186190
iSHARES S&P 100 INDEX FUND	COM	464287101	 12,763 192052 	 SOLE 	 N/A 	192052
ISHARES S&P 500 INDEX FUND	COM	464287200	 2,041 	14140 	 SOLE 	 N/A 	14140
ISHARES S&P MIDCAP 400		COM	464287507	 29,962 303637 	 SOLE 	 N/A 	303637
ISHARES S&P SMALLCAP 600	COM	464287804	 12,476 161883 	 SOLE 	 N/A 	161883
SCHWAB INTL EQUITY ETF		COM	808524805	 454 	17609 	 SOLE 	 N/A 	17609
SCHWAB US AGGREGATE BOND ETF	COM	808524839	 378 	7173 	 SOLE 	 N/A 	7173
SCHWAB US BROAD MARKET ETF	COM	808524102	 1,512 	43778 	 SOLE 	 N/A 	43778
SPDR BARCLAYS CAPITAL INTL	COM	78464A516	 6,435 	104482 	 SOLE 	 N/A 	104482
SPDR S&P 500 ETF TRUST		COM	78462F103	 42,625 296074 	 SOLE 	 N/A 	296074
VANGUARD EMERGING MARKET ETF	COM	922042858	 27,902 668793 	 SOLE 	 N/A 	668793
VANGUARD LARGE-CAP ETF		COM	922908637	 3,983 	60634 	 SOLE 	 N/A 	60634
VANGUARD MSCI EAFE ETF		COM	921943858	 40,232 1223628  SOLE 	 N/A 	1223628
VANGUARD REIT ETF		COM	922908553	 30,247 465569 	 SOLE 	 N/A 	465569
VANGUARD TOTAL BOND MKT ETF	COM	921937835	 28,473 334394 	 SOLE 	 N/A 	334394